Business Combination - Summary of Intangible Asset, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Mar. 13, 2024
Business Acquisition [Line Items]
Accumulated Amortization	$ 20,672
LBSM
Business Acquisition [Line Items]
Net Amortizable Intangible Asset	$ 420,328
LBSM | Technical License
Business Acquisition [Line Items]
Remaining Weighted Average Amortization period (in years)	14 years 3 months
Gross Amortizable Intangible Asset	$ 441,000	$ 441,000
Accumulated Amortization	20,672
Net Amortizable Intangible Asset	$ 420,328